15. Receivable from Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Receivable From Related Parties Tables Abstract
Receivable from Related Parties

	12.31.2018	12.31.2017
Controlling shareholders
State of Paraná (15.1)	-	130,417

Joint Ventures
Voltalia São Miguel do Gostoso (15.2)	-	38,169
Structure sharing	-	405
	-	168,991
Current	-	38,835
Noncurrent	-	130,156